Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data
20.	Quarterly Financial Data (Unaudited)

Our consolidated results of operations by quarter for the years ended December 31, 2011 and 2010 were as follows (millions, except per unit amounts):

2011	First	Second	Third	Fourth	Year Ended December 31, 2011
Total operating revenues	$633.9	$575.6	$593.6	$555.3	$2,358.4
Operating income	$7.3	$60.3	$70.2	$13.5	$151.3
Net income	$3.5	$57.4	$68.1	$10.6	$139.6
Net income attributable to noncontrolling interests	$(3.5)	$(9.7)	$0.4	$(6.0)	$(18.8)
Net income attributable to partners	$—	$47.7	$68.5	$4.6	$120.8
Limited partners' interest in net (loss) income	$(11.4)	$35.3	$59.5	$(8.2)	$75.2
Basic net (loss) income per limited partner unit	$(0.28)	$0.80	$1.35	$(0.19)	$1.73

2010	First	Second	Third	Fourth	Year Ended December 31, 2010
Total operating revenues	$644.8	$438.1	$447.1	$578.4	$2,108.4
Operating income	$45.4	$22.8	$19.6	$19.4	$107.2
Net income	$45.5	$22.0	$15.9	$17.0	$100.4
Net income attributable to noncontrolling interests	$(0.1)	$(1.0)	$(3.3)	$(4.8)	$(9.2)
Net income attributable to partners	$45.4	$21.0	$12.6	$12.2	$91.2
Limited partners' interest in net income (loss)	$22.0	$21.8	$(8.2)	$(4.5)	$31.1
Basic net income (loss) per limited partner unit	$0.64	$0.63	$(0.23)	$(0.12)	$0.86